Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000141114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe Quality Dividend Growth Fund $17,699
C000033636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Europe SmallCap Dividend Fund $16,066
C000033627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International AI Enhanced Value Fund $
C000033626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International Equity Fund $16,049
C000033633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International High Dividend Fund $15,465
C000033622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International LargeCap Dividend Fund $16,216
C000033623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International MidCap Dividend Fund $
C000202067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International Multifactor Fund $
C000166521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International Quality Dividend Growth Fund $17,494
C000033624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International SmallCap Dividend Fund $
C000033620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Japan SmallCap Dividend Fund $
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Average Annual Return, Percent	6.87%	13.15%			5.67%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Average Annual Return, Percent	6.87%	13.15%			5.67%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Average Annual Return, Percent	4.13%	13.26%	7.33%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%		7.36%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.88%	11.77%			5.40%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index
Average Annual Return, Percent	(2.10%)	8.81%			5.25%
WisdomTree Europe Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%	11.06%			6.35%
MSCI Europe Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	10.88%			5.41%
WisdomTree Europe SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%	12.89%			5.20%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	14.77%			5.06%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	14.77%			5.06%
WisdomTree International Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	12.29%			5.08%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	14.77%			5.06%
WisdomTree International High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	13.37%			4.73%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	14.77%			5.06%
WisdomTree International LargeCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	12.68%			5.16%
MSCI EAFE Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	10.17%			4.90%
MSCI EAFE Mid Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%	11.84%			4.56%
WisdomTree International MidCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%	11.47%			5.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	11.77%	5.86%
WisdomTree International Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.40%)	9.70%		6.79%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	9.89%			5.34%
MSCI EAFE Small Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%	11.94%			5.34%
WisdomTree International SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	11.45%			5.45%
MSCI Japan Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	7.08%			5.32%
WisdomTree Japan SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%	9.14%			6.58%